Other Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Tax Liabilities
Schedule of Other Tax Liabilities

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	650	0	650	541	0	541
/ Other non-financial liabilities	4,818	814	5,632	4,120	501	4,622
Other tax liabilities as % of / other non-financial liabilities	13	0	12	13	0	12